22. Condensed Financial Information (Parent Company Only) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Assets
Total assets	$ 596,134,709	$ 586,711,044
Liabilities
Junior subordinated debentures	12,887,000	12,887,000
Total liabilities	544,720,053	537,715,842
Shareholders' Equity
Preferred stock, 1,000,000 shares authorized, 25 shares issued and outstanding ($100,000 liquidation value)	2,500,000	2,500,000
Common stock - $2.50 par value; 15,000,000 shares authorized, and 5,204,517 and 5,142,475 shares issued at December 31, 2015 and 2014, respectively (including 15,430 and 16,642 shares issued February 1, 2016 and 2015, respectively)	13,011,293	12,856,188
Additional paid-in capital	30,089,438	29,359,300
Retained earnings	8,482,096	6,909,934
Accumulated other comprehensive loss	(45,394)	(7,443)
Less: treasury stock, at cost; 210,101 shares at December 31, 2015 and 2014	(2,622,777)	(2,622,777)
Total shareholders' equity	51,414,656	48,995,202	$ 46,135,977
Total liabilities and shareholders' equity	596,134,709	586,711,044
Parent Company [Member]
Assets
Cash	508,325	479,812	$ 410,075
Investment in subsidiary - Community National Bank	63,747,517	61,337,172
Investment in Capital Trust	387,000	387,000
Income taxes receivable	239,394	233,952
Total assets	64,882,236	62,437,936
Liabilities
Junior subordinated debentures	12,887,000	12,887,000
Dividends payable	580,580	555,734
Total liabilities	13,467,580	13,442,734
Shareholders' Equity
Preferred stock, 1,000,000 shares authorized, 25 shares issued and outstanding ($100,000 liquidation value)	2,500,000	2,500,000
Common stock - $2.50 par value; 15,000,000 shares authorized, and 5,204,517 and 5,142,475 shares issued at December 31, 2015 and 2014, respectively (including 15,430 and 16,642 shares issued February 1, 2016 and 2015, respectively)	13,011,293	12,856,188
Additional paid-in capital	30,089,438	29,359,300
Retained earnings	8,482,096	6,909,934
Accumulated other comprehensive loss	(45,394)	(7,443)
Less: treasury stock, at cost; 210,101 shares at December 31, 2015 and 2014	(2,622,777)	(2,622,777)
Total shareholders' equity	51,414,656	48,995,202
Total liabilities and shareholders' equity	$ 64,882,236	$ 62,437,936